Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.7%
		Communication Services—1.5%
875		Cable One, Inc.	$1,204,595
22,997	[2]	Iridium Communications, Inc.	1,028,196
29,835		New York Times Co., Class A	953,228
46,142		Tegna, Inc.	966,214
19,038	[2]	TripAdvisor, Inc.	361,912
6,879		Wiley (John) & Sons, Inc., Class A	359,221
4,964		World Wrestling Entertainment, Inc.	344,055
8,617	[2]	Ziff Davis, Inc.	705,646
		TOTAL	5,923,067
		Consumer Discretionary—13.4%
17,478	[2]	Adient PLC	590,407
12,929		American Eagle Outfitters, Inc.	155,665
7,676	[2]	AutoNation, Inc.	911,448
26,541		Block (H&R), Inc.	1,060,578
17,015		Boyd Gaming Corp.	944,503
13,570		Brunswick Corp.	1,087,228
11,890	[2]	Callaway Golf Co.	272,876
26,187	[2]	Capri Holdings Ltd.	1,274,783
6,933		Carter's, Inc.	564,901
5,396		Choice Hotels International, Inc.	652,215
6,830		Churchill Downs, Inc.	1,432,934
5,274		Columbia Sportswear Co.	390,329
2,085		Cracker Barrel Old Country Store, Inc.	198,221
11,299	[2]	Crocs, Inc.	809,460
27,132		Dana, Inc.	454,732
4,830	[2]	Deckers Outdoor Corp.	1,512,804
9,557	[3]	Dick's Sporting Goods, Inc.	894,440
9,848	[2,3]	Five Below, Inc.	1,251,385
14,209		Foot Locker, Inc.	403,109
5,350	[2]	Fox Factory Holding Corp.	506,431
42,640	[2,3]	GameStop Corp.	1,450,186
39,971		Gap (The), Inc.	384,521
41,645		Gentex Corp.	1,175,222
33,829	[2]	Goodyear Tire & Rubber Co.	415,420
378		Graham Holdings Co.	224,717
5,188	[2]	Grand Canyon Education, Inc.	498,411
63,444		Hanesbrands, Inc.	709,304
30,736		Harley-Davidson, Inc.	1,162,128
4,325	[2]	Helen of Troy Ltd.	578,642
8,749		KB HOME	285,567
22,970		Kohl's Corp.	669,346
10,574		Lear Corp.	1,598,154
22,057		Leggett and Platt, Inc.	874,340
17,183	[2]	Light & Wonder, Inc.	875,302
4,861		Lithia Motors, Inc.	1,289,526
57,264		Macy's, Inc.	1,010,710
6,859		Marriott Vacations Worldwide Corp.	939,134

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
59,261	[2]	Mattel, Inc.	$1,374,855
4,564		Murphy USA, Inc.	1,297,819
18,659		Nordstrom, Inc.	438,673
7,229	[2]	Ollie's Bargain Outlet Holding, Inc.	426,150
5,889		Papa Johns International, Inc.	564,696
9,975		Polaris, Inc., Class A	1,169,868
3,171	[2]	RH	886,073
26,856		Service Corp. International	1,999,698
18,688	[2]	Skechers USA, Inc., Class A	709,396
28,214	[2]	Taylor Morrison Home Corp.	809,742
31,848		Tempur Sealy International, Inc.	875,183
12,216		Texas Roadhouse, Inc.	1,065,480
31,431		The Wendy's Co.	660,994
9,939		Thor Industries, Inc.	838,156
22,894		Toll Brothers, Inc.	1,125,927
6,667	[2]	TopBuild Corp.	1,411,537
18,869		Travel + Leisure Co.	813,443
34,332	[2]	Under Armour, Inc., Class A	317,914
36,927	[2]	Under Armour, Inc., Class C	305,017
10,673	[2]	Victoria's Secret & Co.	394,474
5,183	[2]	Visteon Corp.	661,247
11,961		Williams-Sonoma, Inc.	1,727,408
3,637		Wingstop, Inc.	458,917
15,388		Wyndham Hotels & Resorts, Inc.	1,068,081
10,931	[2]	YETI Holdings, Inc.	554,967
		TOTAL	51,464,794
		Consumer Staples—3.6%
20,220	[2]	Bellring Brands, Inc.	488,111
23,808	[2]	BJ's Wholesale Club Holdings, Inc.	1,611,802
7,277		Casey's General Stores, Inc.	1,474,684
795		Coca-Cola Bottling Co.	407,835
63,766	[2]	Coty, Inc., Class A	466,767
28,309	[2]	Darling Ingredients, Inc.	1,961,248
5,090		Energizer Holdings, Inc.	150,308
35,673		Flowers Foods, Inc.	1,013,470
15,917	[2]	Grocery Outlet Holding Corp.	679,974
16,886	[2]	Hain Celestial Group, Inc.	384,156
11,034		Ingredion, Inc.	1,003,873
2,104		Lancaster Colony Corp.	278,528
8,732		Nu Skin Enterprises, Inc., Class A	379,929
23,354	[2]	Performance Food Group Co.	1,160,927
13,792	[2]	Pilgrim's Pride Corp.	432,655
9,199	[2]	Post Holdings, Inc.	799,761
20,120	[2]	Sprouts Farmers Market, Inc.	556,117
1,063	[2]	The Boston Beer Co., Inc., Class A	404,397
		TOTAL	13,654,542
		Energy—4.4%
59,494		Antero Midstream Corp.	598,510
27,577		Championx Corp.	576,084
35,307	[2]	CNX Resources Corp.	609,752
16,014		DT Midstream, Inc.	881,250

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
51,801		EQT Corp.	$2,280,798
94,245		Equitrans Midstream Corp.	739,823
22,401		HF Sinclair Corp.	1,071,216
18,638		Matador Resources Co.	1,076,904
26,066		Murphy Oil Corp.	915,959
69,586		NOV, Inc.	1,294,995
16,181		PDC Energy, Inc.	1,062,930
50,220	[2]	Range Resources Corp.	1,660,775
192,582	[2]	Southwestern Energy Co.	1,359,629
38,784		Targa Resources, Inc.	2,680,362
		TOTAL	16,808,987
		Financials—13.6%
6,383		Affiliated Managers Group	806,684
2,125	[2]	Alleghany Corp.	1,779,645
12,691		American Financial Group, Inc.	1,696,533
27,633		Associated Banc-Corp.	555,423
6,493		Bank of Hawaii Corp.	520,154
24,076		Bank OZK	965,448
17,024	[2]	Brighthouse Financial, Inc.	739,182
33,039		Cadence Bank	862,318
12,096		Cathay Bancorp, Inc.	504,403
29,345		CNO Financial Group, Inc.	550,219
18,429		Commerce Bancshares, Inc.	1,280,631
9,558		Cullen Frost Bankers, Inc.	1,246,363
23,941		East West Bancorp, Inc.	1,718,485
23,079		Essent Group Ltd.	963,779
6,652		Evercore, Inc., Class A	665,000
16,810		Federated Hermes, Inc.	573,389
17,859		First American Financial Corp.	1,035,822
17,856		First Financial Bankshares, Inc.	788,878
84,417		First Horizon Corp.	1,887,564
7,291		FirstCash Holdings, Inc.	534,139
61,221		FNB Corp. (PA)	732,203
28,245		Fulton Financial Corp.	471,409
15,128		Glacier Bancorp, Inc.	757,762
14,143		Hancock Whitney Corp.	690,320
5,898		Hanover Insurance Group, Inc.	804,900
34,190		Home Bancshares, Inc.	806,884
12,142		Interactive Brokers Group, Inc., Class A	712,614
8,319		International Bancshares Corp.	364,871
30,317		Janus Henderson Group PLC	781,269
31,803		Jefferies Financial Group, Inc.	1,035,824
6,757		Kemper Corp.	316,228
2,926		Kinsale Capital Group, Inc.	711,633
5,326		Mercury General Corp.	223,319
67,522		MGIC Investment Corp.	954,761
28,054		Navient Corp.	462,049
76,803		New York Community Bancorp, Inc.	815,648
52,765		Old National Bancorp	918,639
47,909		Old Republic International Corp.	1,114,842
21,495		PacWest Bancorp	602,505

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
12,705		Pinnacle Financial Partners, Inc.	$1,004,966
6,925		Primerica, Inc.	891,178
15,404		Prosperity Bancshares, Inc.	1,141,282
11,255		Reinsurance Group of America	1,303,104
7,836		RenaissanceRe Holdings Ltd.	1,013,273
7,171		RLI Corp.	788,667
17,359		SEI Investments Co.	960,994
9,978		Selective Insurance Group, Inc.	776,887
57,211		SLM Corp.	892,492
18,947		Stifel Financial Corp.	1,133,220
29,725		Synovus Financial Corp.	1,200,296
5,483	[2]	Texas Capital Bancshares, Inc.	321,413
7,033		UMB Financial Corp.	636,487
27,254		Umpqua Holdings Corp.	479,943
24,354		United Bankshares, Inc.	943,474
33,675		Unum Group	1,083,998
75,570		Valley National Bancorp	883,413
14,826		VOYA Financial, Inc.	891,932
16,654		Washington Federal, Inc.	568,401
26,918		Webster Financial Corp. Waterbury	1,250,341
11,986		Wintrust Financial Corp.	1,031,275
		TOTAL	52,148,775
		Health Care—9.9%
15,117	[2]	Acadia Healthcare Co., Inc.	1,253,351
5,895	[2]	Amedisys, Inc.	706,516
14,331	[2]	Arrowhead Pharmaceuticals, Inc.	609,497
10,559		Azenta, Inc.	720,757
17,770		Bruker Corp.	1,218,134
2,950		Chemed Corp.	1,419,216
16,612		Encompass Health Corp.	840,899
7,538	[2]	Enovis Corp.	450,169
27,932	[2]	Envista Holdings Corp.	1,135,436
62,895	[2]	Exelixis, Inc.	1,315,763
13,061	[2]	Globus Medical, Inc.	766,550
9,356	[2]	Haemonetics Corp.	650,148
23,748	[2]	Halozyme Therapeutics, Inc.	1,161,277
15,020	[2]	HealthEquity, Inc.	873,713
3,629	[2]	ICU Medical, Inc.	642,950
3,563	[2]	Inari Medical, Inc.	276,418
11,725	[2]	Integra Lifesciences Corp.	645,344
10,634	[2]	Jazz Pharmaceuticals PLC	1,659,542
4,333	[2]	LHC Group, Inc.	706,539
12,035	[2]	Livanova PLC	766,269
9,068	[2]	Masimo Corp.	1,311,052
4,885	[2]	Medpace Holdings, Inc.	828,154
20,014	[2,3]	Neogen Corp.	462,924
16,840	[2]	Neurocrine Biosciences, Inc.	1,585,149
9,343	[2]	NuVasive, Inc.	490,694
7,624	[2]	Omnicell, Inc.	839,555
30,089	[2]	Option Care Health, Inc.	1,010,990
9,153		Patterson Cos., Inc.	284,292

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
6,384	[2]	Penumbra, Inc.	$889,802
22,808		Perrigo Co. PLC	954,971
6,004	[2]	Progyny, Inc.	183,302
8,956	[2]	QuidelOrtho Corp.	913,870
31,513	[2]	R1 RCM, Inc.	787,825
9,116	[2]	Repligen Corp.	1,944,990
6,376	[2]	Shockwave Medical, Inc.	1,344,890
18,728	[2]	Sotera Health Topco, Inc.	359,578
6,085	[2]	Staar Surgical Co.	491,060
20,245	[2]	Syneos Health, Inc.	1,602,189
14,063	[2]	Tandem Diabetes Care, Inc.	931,111
19,022	[2]	Tenet Healthcare Corp.	1,257,735
7,958	[2]	United Therapeutics Corp.	1,838,855
		TOTAL	38,131,476
		Industrials—18.1%
6,166		Acuity Brands, Inc.	1,124,678
27,004		AECOM	1,944,288
10,838		AGCO Corp.	1,180,475
8,844	[2]	ASGN, Inc.	917,653
4,903	[2]	Avis Budget Group, Inc.	892,493
14,140	[2]	Axon Enterprise, Inc.	1,558,087
5,157		Brinks Co. (The)	293,640
32,984	[2]	Builders Firstsource, Inc.	2,242,912
4,653	[2]	CACI International, Inc., Class A	1,406,555
8,774		Carlisle Cos., Inc.	2,597,981
5,164	[2]	Chart Industries, Inc.	1,007,445
8,419	[2]	Clean Harbors, Inc.	821,610
7,832		Crane Holdings Co.	774,820
7,912		Curtiss Wright Corp.	1,134,897
20,602		Donaldson Co., Inc.	1,120,955
3,175	[2]	Dycom Industries, Inc.	327,533
8,481		Emcor Group, Inc.	986,934
4,379		EnerSys, Inc.	288,620
8,595		Esab Corp.	354,286
23,667		Flowserve Corp.	800,891
25,391	[2]	Fluor Corp.	645,185
6,141	[2]	FTI Consulting, Inc.	1,004,422
5,794		GATX Corp.	580,849
28,662		Graco, Inc.	1,924,940
18,257	[2]	GXO Logistics, Inc.	876,336
14,431		Hexcel Corp.	873,220
9,437		Hubbell, Inc.	2,066,892
24,069	[2]	IAA Spinco, Inc.	908,123
7,959		Insperity, Inc.	873,421
11,933		ITT Corp.	895,333
75,225	[2]	Jet Blue Airways Corp.	633,395
24,790		KBR, Inc.	1,319,572
15,604		Kennametal, Inc.	418,967
13,075	[2]	Kirby Corp.	829,478
28,615		Knight-Swift Transportation Holdings, Inc.	1,572,394
5,263		Landstar System, Inc.	824,081

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
5,522		Lennox International, Inc.	$1,322,685
9,755		Lincoln Electric Holdings	1,379,747
9,135		Manpower, Inc.	716,275
12,204	[2]	Mastec, Inc.	963,262
33,789		MDU Resources Group, Inc.	965,352
10,515	[2]	Mercury Systems, Inc.	620,490
8,088	[2]	Middleby Corp.	1,170,253
6,818		MillerKnoll, Inc.	205,290
6,329		MSA Safety, Inc.	812,264
7,703		MSC Industrial Direct Co.	636,730
33,896		nVent Electric PLC	1,196,868
11,740		OshKosh Truck Corp.	1,010,814
18,856		Owens Corning, Inc.	1,748,705
11,841		Regal Rexnord Corp.	1,590,246
8,364		Ryder System, Inc.	655,068
4,737	[2]	Saia, Inc.	1,126,695
9,416		Science Applications International Corp.	912,128
7,083		Simpson Manufacturing Co., Inc.	731,532
11,958	[2]	Stericycle, Inc.	560,471
29,875	[2]	SunRun, Inc.	976,614
6,357		Terex Corp.	213,023
9,525		Tetra Tech, Inc.	1,459,897
12,228		Timken Co.	799,467
18,452		Toro Co.	1,586,687
22,742	[2]	Trex Co., Inc.	1,467,314
28,003	[2]	Univar, Inc.	757,201
3,527		Valmont Industries, Inc.	957,510
1,183	[2]	Vicor Corp.	86,312
5,009		Watsco, Inc.	1,372,216
6,110		Watts Industries, Inc., Class A	843,974
9,352		Werner Enterprises, Inc.	411,114
10,089		Woodward, Inc.	1,056,318
17,751	[2]	XPO Logistics, Inc.	1,060,445
		TOTAL	69,396,328
		Information Technology—12.4%
21,130	[2]	ACI Worldwide, Inc.	602,839
15,347		Amkor Technology, Inc.	309,549
11,082	[2]	Arrow Electronics, Inc.	1,420,380
5,007	[2]	Aspen Technology, Inc.	1,021,879
16,068		Avnet, Inc.	769,175
10,935		Belden, Inc.	707,713
8,454	[2]	Blackbaud, Inc.	518,399
12,368		Bread Financial Holdings, Inc.	489,897
6,335	[2]	Calix, Inc.	361,348
26,994	[2]	Ciena Corp.	1,392,890
9,420	[2]	Cirrus Logic, Inc.	805,033
30,716		Cognex Corp.	1,565,902
10,443	[2]	Commvault Systems, Inc.	585,748
7,649		Concentrix Corp.	1,023,130
10,127	[2]	Envestnet, Inc.	590,100
9,047	[2]	Euronet Worldwide, Inc.	889,049

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
4,557	[2]	Fair Isaac & Co., Inc.	$2,105,471
15,069	[2]	First Solar, Inc.	1,494,393
28,576		Genpact Ltd.	1,373,934
19,085	[2]	II-VI, Inc.	1,004,634
6,376	[2]	IPG Photonics Corp.	679,554
23,735		Jabil, Inc.	1,408,435
13,851	[2]	Kyndryl Holdings, Inc.	145,020
24,446	[2]	Lattice Semiconductor Corp.	1,503,429
4,358		Littelfuse, Inc.	1,215,316
14,043	[2]	Lumentum Holdings, Inc.	1,270,330
11,178	[2]	Manhattan Associates, Inc.	1,572,409
10,946		Maximus, Inc.	731,740
9,917		MKS Instruments, Inc.	1,172,189
23,642		National Instruments Corp.	898,396
18,170	[2]	NCR Corp.	589,617
6,174	[2]	Novoste Corp.	952,031
7,052	[2]	Paylocity Corp.	1,452,218
12,286		Power Integrations, Inc.	1,044,433
7,129	[2]	Qualys, Inc.	872,019
27,361	[2]	Sabre Corp.	168,270
13,536	[2]	SailPoint Technologies Holding	863,191
13,963	[2]	Semtech Corp.	870,314
6,553	[2]	Silicon Laboratories, Inc.	966,436
2,883	[2]	Sitime Corp.	536,180
4,332	[2,3]	SunPower Corp.	88,243
7,104	[2]	Synaptics, Inc.	1,029,725
7,482		TD SYNNEX Corp.	751,342
22,715	[2]	Teradata Corp.	869,757
7,798		Universal Display Corp.	900,357
7,310	[2]	ViaSat, Inc.	240,718
20,909		Vishay Intertechnology, Inc.	431,980
27,205		Vontier Corp.	701,889
68,638		Western Union Co.	1,168,219
7,972	[2]	WEX, Inc.	1,325,026
19,115	[2,3]	Wolfspeed, Inc.	1,592,280
30,975		Xerox Holdings Corp.	530,602
		TOTAL	47,573,128
		Materials—6.8%
32,448		Alcoa Corp.	1,651,279
11,645		Aptargroup, Inc.	1,254,865
10,447		Ashland Global Holdings, Inc.	1,049,610
16,204		Avient Corp.	699,203
9,394		Cabot Corp.	697,598
26,645		Chemours Co./The	948,296
84,230	[2]	Cleveland-Cliffs, Inc.	1,491,713
16,388		Commercial Metals Corp.	649,293
8,283		Eagle Materials, Inc.	1,047,385
1,792		Greif, Inc., Class A	126,551
6,165	[2]	Ingevity Corp.	413,672
1,650	[2,3]	Ivanhoe Electric, Inc.	15,180
17,147		Louisiana-Pacific Corp.	1,091,064

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
5,675		Minerals Technologies, Inc.	$379,147
12,895	[2]	MP Materials Corp.	432,885
1,055		Newmarket Corp.	327,894
27,204		Olin Corp.	1,421,953
10,486		Reliance Steel & Aluminum Co.	1,994,961
9,836		Royal Gold, Inc.	1,030,518
21,896		RPM International, Inc.	1,979,398
4,861		Scotts Miracle-Gro Co.	432,386
6,809		Sensient Technologies Corp.	585,438
18,556		Silgan Holdings, Inc.	825,742
16,182		Sonoco Products Co.	1,027,395
30,540		Steel Dynamics, Inc.	2,378,455
46,582		United States Steel Corp.	1,101,664
31,855		Valvoline, Inc.	1,026,368
1,461		Worthington Industries, Inc.	74,818
		TOTAL	26,154,731
		Real Estate—9.0%
23,541		American Campus Communities, Inc.	1,537,698
22,990		Apartment Income REIT Corp.	1,042,367
59,902		Brixmor Property Group, Inc.	1,388,528
18,120		Corporate Office Properties Trust	510,078
26,104		Cousins Properties, Inc.	805,308
37,589		Douglas Emmett, Inc.	888,604
7,400		EastGroup Properties, Inc.	1,261,996
16,597		EPR Properties	893,085
23,448		First Industrial Realty Trust	1,218,124
65,801		Healthcare Realty Trust, Inc.	1,727,276
17,154		Highwoods Properties, Inc.	610,168
27,032		Hudson Pacific Properties, Inc.	406,561
30,275		Independence Realty Trust	672,105
20,145		JBG Smith Properties	512,489
8,216	[2]	Jones Lang LaSalle, Inc.	1,566,545
21,349		Kilroy Realty Corp.	1,156,689
39,647		Kite Realty Group Trust	788,579
14,626		Lamar Advertising Co.	1,478,103
16,078		Life Storage, Inc.	2,024,059
39,159		Macerich Co. (The)	415,477
102,758		Medical Properties Trust, Inc.	1,771,548
29,524		National Retail Properties, Inc.	1,405,638
17,993		National Storage Affiliates Trust	986,736
34,622		Omega Healthcare Investors, Inc.	1,073,282
28,836		Park Hotels & Resorts, Inc.	449,553
24,430		Pebblebrook Hotel Trust	477,851
40,744		Physicians Realty Trust	724,021
15,561		PotlatchDeltic Corp.	762,956
24,327		Rayonier, Inc.	918,344
29,008		Rexford Industrial Realty, Inc.	1,897,413
42,200		Sabra Health Care REIT, Inc.	649,458
7,697		SL Green Realty Corp.	382,156
23,034		Spirit Realty Capital, Inc.	1,021,328

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
42,243		STORE Capital Corp.	$1,225,892
		TOTAL	34,650,015
		Utilities—4.0%
10,393		Allete, Inc.	645,093
11,003		Black Hills Corp.	849,432
40,472		Essential Utilities, Inc.	2,102,116
23,062		Hawaiian Electric Industries, Inc.	975,523
8,386		Idacorp, Inc.	936,884
18,167		National Fuel Gas Co.	1,314,201
17,339		New Jersey Resources Corp.	800,888
9,921		Northwestern Corp.	550,119
33,595		OGE Energy Corp.	1,380,083
7,255		ONE Gas, Inc.	616,240
7,738	[3]	Ormat Technologies, Inc.	669,646
11,152		PNM Resources, Inc.	538,307
15,389		Portland General Electric Co.	790,071
11,282		Southwest Gas Holdings, Inc.	981,083
6,731		Spire, Inc.	506,440
35,356		UGI Corp.	1,525,965
		TOTAL	15,182,091
		TOTAL COMMON STOCKS (IDENTIFIED COST $230,248,855)	371,087,934
		INVESTMENT COMPANIES—3.5%
1,399,870		Federated Hermes Government Obligations Fund, Premier Shares, 1.82%[4]	1,399,870
11,839,016		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[4]	11,833,096
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,232,682)	13,232,966
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $243,481,537)	384,320,900
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(755,127)
		TOTAL NET ASSETS—100%	$383,565,773
At July 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
2S&P MidCap 400 E-Mini Index	50	$12,572,000	September 2022	$476,220
The average notional value of long futures contracts held by the Fund throughout the period was $13,374,328. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$609,107	$1,112,206	$13,674,872	$15,396,185
Purchases at Cost	$—	$51,925,533	$73,233,966	$125,159,499
Proceeds from Sales	$(48,915)	$(51,637,869)	$(75,067,687)	$(126,754,471)
Change in Unrealized Appreciation/Depreciation	$(5,858)	N/A	$(639)	$(6,497)
Net Realized Gain/(Loss)	$19,055	N/A	$(7,416)	$11,639
Value as of 7/31/2022	$573,389	$1,399,870	$11,833,096	$13,806,355
Shares Held as of 7/31/2022	16,810	1,399,870	11,839,016	13,255,696
Dividend Income	$14,413	$4,777	$45,471	$64,661
Gain Distribution Received	$—	$—	$526	$526
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,572,000 at July 31, 2022, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.0%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day.
Market Value of Securities on Loan	Collateral Received
$1,436,091	$1,399,870
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust